Income Taxes - Income Tax (Expense) Benefit Differs from the Amount which would Result by applying the Applicable Statutory Deferral Rate to Income before Income Taxes (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision at federal statutory rate					$ 2,814	$ 1,581
State taxes					911	423
Change in valuation allowance					719	(5,411)
Expired capital losses and tax credits						368
Foreign rate differential					300	439
Net operating loss					2,557
Effect of change in tax rate on deferred tax assets					(469)	(245)
Tax on undistributed foreign earnings					(1,520)
Other					(307)	(168)
Income tax (expense) benefit	$ (3,217)	$ 75	$ (10,149)	$ 4,645	$ 5,005	$ (3,013)